Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payable	$ 1,391,525	$ 2,087,599
Accrued liabilities	889,028	1,404,670
Total	$ 2,280,553	$ 3,492,269